T. ROWE PRICE CORPORATE INCOME FUND

August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 86.4%
FINANCIAL INSTITUTIONS 31.7%
Banking 16.8%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	9,540	9,899
Bank of America, 4.45%, 3/3/26	6,805	7,493
Bank of America, VR, 3.824%, 1/20/28 (1)	3,090	3,341
Bank of America, VR, 3.864%, 7/23/24 (1)	9,595	10,178
Barclays, 4.337%, 1/10/28	3,950	4,164
BBVA Bancomer, 6.50%, 3/10/21	10,475	10,986
Capital One Financial, 3.75%, 3/9/27	4,755	5,048
Credit Suisse Group, VR, 7.125% (1)(3)	3,400	3,603
Credit Suisse Group Funding Guernsey, 3.75%, 3/26/25	4,035	4,261
Danske Bank, 2.70%, 3/2/22 (2)	1,620	1,621
Danske Bank, 5.375%, 1/12/24 (2)	8,825	9,717
Goldman Sachs Group, 3.85%, 1/26/27	5,490	5,861
Goldman Sachs Group, VR, 3.272%, 9/29/25 (1)	5,715	5,916
JPMorgan Chase, 3.90%, 7/15/25	6,975	7,576
Morgan Stanley, 3.125%, 7/27/26	3,390	3,517
Morgan Stanley, 3.625%, 1/20/27	3,690	3,947
Morgan Stanley, 3.70%, 10/23/24	6,605	7,049
Morgan Stanley, 3.75%, 2/25/23	5,225	5,496
Morgan Stanley, 3.875%, 1/27/26	1,590	1,719
Royal Bank of Scotland Group, 5.125%, 5/28/24	1,070	1,130
Royal Bank of Scotland Group, 6.125%, 12/15/22	3,900	4,211
Royal Bank of Scotland Group, VR, 8.625% (1)(3)	3,585	3,795
UBS Group Funding Switzerland, 3.491%, 5/23/23 (2)	7,061	7,271
		127,799
Finance Companies 5.6%
AerCap Ireland Capital, 4.625%, 7/1/22	2,222	2,347
AerCap Ireland Capital, 4.875%, 1/16/24	4,090	4,422
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T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Air Lease, 4.25%, 2/1/24	4,095	4,371
Avolon Holdings Funding, 3.95%, 7/1/24 (2)	990	1,021
Avolon Holdings Funding, 4.375%, 5/1/26 (2)	2,365	2,466
GE Capital International Funding, 4.418%, 11/15/35	10,945	11,103
Park Aerospace Holdings, 5.50%, 2/15/24 (2)	7,145	7,754
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (2)	895	934
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (2)	4,660	4,934
Synchrony Financial, 2.85%, 7/25/22	1,085	1,097
Synchrony Financial, 3.70%, 8/4/26	416	429
Synchrony Financial, 4.25%, 8/15/24	540	575
Synchrony Financial, 4.375%, 3/19/24	905	967
		42,420
Insurance 3.2%
AIA Group, 3.90%, 4/6/28 (2)	8,225	9,057
CNO Financial Group, 5.25%, 5/30/25	5,110	5,551
Fidelity National Financial, 4.50%, 8/15/28	4,735	5,130
First American Financial, 4.60%, 11/15/24	3,945	4,254
		23,992
Real Estate Investment Trusts 6.1%
Alexandria Real Estate Equities, 3.45%, 4/30/25	4,550	4,792
Alexandria Real Estate Equities, 3.80%, 4/15/26	1,025	1,102
Alexandria Real Estate Equities, 3.95%, 1/15/27	2,000	2,172
Brixmor Operating Partnership, 3.65%, 6/15/24	6,027	6,294
Brixmor Operating Partnership, 4.125%, 5/15/29	3,960	4,287
HCP, 3.25%, 7/15/26	740	765
HCP, 3.50%, 7/15/29	2,890	3,047
Healthcare Realty Trust, 3.625%, 1/15/28	4,000	4,202
Life Storage, 4.00%, 6/15/29	3,000	3,232
Ventas Realty, 4.40%, 1/15/29	5,090	5,706
VEREIT Operating Partnership, 3.95%, 8/15/27	3,461	3,705

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
VEREIT Operating Partnership, 4.875%, 6/1/26	6,485	7,245
		46,549
Total Financial Institutions		240,760
INDUSTRIAL 53.1%
Basic Industry 1.6%
Anglo American Capital, 4.125%, 9/27/22 (2)	2,110	2,215
ArcelorMittal, 3.60%, 7/16/24	3,625	3,679
ArcelorMittal, 4.55%, 3/11/26	1,490	1,563
Carpenter Technology, 5.20%, 7/15/21	4,650	4,786
		12,243
Capital Goods 2.0%
General Electric, 3.375%, 3/11/24	965	978
General Electric, 3.45%, 5/15/24	4,050	4,107
General Electric, 5.55%, 1/5/26	385	423
General Electric, Series D, VR, 5.00% (1)(3)	1,305	1,191
Johnson Electric Holdings, 4.125%, 7/30/24 (4)	5,990	6,267
Roper Technologies, 2.95%, 9/15/29	2,115	2,141
		15,107
Communications 8.1%
Charter Communications Operating, 5.75%, 4/1/48	1,350	1,576
Charter Communications Operating, 6.484%, 10/23/45	1,641	2,031
Crown Castle Towers, 3.663%, 5/15/25 (2)	1,785	1,884
Fox, 5.576%, 1/25/49 (2)	3,000	3,905
SBA Tower Trust, 3.448%, 3/15/23 (2)	8,390	8,629
Sirius XM Radio, 4.625%, 7/15/24 (2)	2,770	2,891
SK Telecom, 3.75%, 4/16/23 (2)	5,925	6,221
Verizon Communications, 4.862%, 8/21/46	770	959
Verizon Communications, 5.012%, 4/15/49	3,315	4,236
Verizon Communications, 5.25%, 3/16/37	3,925	4,975
Vodafone Group, 4.875%, 6/19/49	3,535	4,085
Vodafone Group, 5.25%, 5/30/48	5,065	6,074

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Weibo, 3.50%, 7/5/24	8,845	9,024
WPP Finance, 3.75%, 9/19/24	4,860	5,081
		61,571
Consumer Cyclical 2.9%
General Motors Financial, 4.30%, 7/13/25	1,070	1,117
General Motors Financial, 4.35%, 4/9/25	2,385	2,496
GLP Capital, 5.25%, 6/1/25	4,215	4,600
Las Vegas Sands, 3.20%, 8/8/24	2,670	2,724
Las Vegas Sands, 3.50%, 8/18/26	1,575	1,602
QVC, 4.85%, 4/1/24	100	106
QVC, 5.125%, 7/2/22	4,350	4,589
Volkswagen Group of America Finance, 4.75%, 11/13/28 (2)	4,095	4,596
		21,830
Consumer Non-Cyclical 14.0%
AbbVie, 3.20%, 5/14/26	3,625	3,708
AbbVie, 4.875%, 11/14/48	5,215	5,840
Altria Group, 4.40%, 2/14/26	4,000	4,389
Altria Group, 4.80%, 2/14/29	2,720	3,081
Altria Group, 5.95%, 2/14/49	70	90
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	3,200	4,194
BAT Capital, 3.557%, 8/15/27	3,670	3,762
Becton Dickinson & Company, 3.70%, 6/6/27	6,625	7,126
Becton Dickinson & Company, 3.734%, 12/15/24	865	920
Bunge Finance, 3.25%, 8/15/26	1,655	1,651
Bunge Finance, 3.75%, 9/25/27	5,020	5,178
Bunge Finance, 4.35%, 3/15/24	640	676
Celgene, 3.875%, 8/15/25	5,755	6,228
Cigna, 4.90%, 12/15/48	3,200	3,750
CommonSpirit Health, 2.76%, 10/1/24	3,065	3,116
CVS Health, 3.25%, 8/15/29	2,880	2,918
CVS Health, 4.10%, 3/25/25	3,425	3,665

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 5.05%, 3/25/48	6,650	7,775
CVS Health, 5.125%, 7/20/45	265	308
Express Scripts Holding, 4.50%, 2/25/26	3,330	3,678
Perrigo Finance, 3.50%, 12/15/21	1,065	1,071
Perrigo Finance, 3.90%, 12/15/24	4,779	4,894
Perrigo Finance, 4.375%, 3/15/26	6,045	6,218
Reynolds American, 4.45%, 6/12/25	5,975	6,454
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	7,730	8,018
Want Want China Finance, 2.875%, 4/27/22 (4)	7,540	7,602
		106,310
Energy 10.7%
APT Pipelines, 4.25%, 7/15/27 (2)	2,570	2,776
Boardwalk Pipelines, 4.45%, 7/15/27	1,110	1,155
Boardwalk Pipelines, 4.95%, 12/15/24	3,250	3,490
Boardwalk Pipelines, 5.95%, 6/1/26	5,035	5,673
Cenovus Energy, 5.40%, 6/15/47	3,305	3,747
DCP Midstream Operating, 5.125%, 5/15/29	3,555	3,626
Diamondback Energy, 4.75%, 11/1/24	3,950	4,068
Eni, Series X-R, 4.00%, 9/12/23 (2)	4,975	5,254
Eni, Series X-R, 4.75%, 9/12/28 (2)	4,690	5,331
EQM Midstream Partners, 4.00%, 8/1/24	3,252	3,196
EQM Midstream Partners, 4.75%, 7/15/23	145	146
NuStar Logistics, 6.00%, 6/1/26	1,250	1,344
Occidental Petroleum, 2.90%, 8/15/24	11,600	11,682
Occidental Petroleum, 3.20%, 8/15/26	1,475	1,488
Occidental Petroleum, 4.40%, 8/15/49	545	566
Sabine Pass Liquefaction, 5.00%, 3/15/27	5,650	6,232
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	1,705	1,823
Western Midstream Operating, 4.00%, 7/1/22	3,600	3,665
Williams, 4.00%, 9/15/25	2,210	2,349
Woodside Finance, 3.65%, 3/5/25 (2)	6,650	6,899

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Woodside Finance, 3.70%, 3/15/28 (2)	6,390	6,637
		81,147
Technology 8.0%
Baidu, 3.875%, 9/29/23	5,985	6,287
Baidu, 4.375%, 5/14/24 (4)	4,710	5,065
Broadcom, 3.125%, 1/15/25	5,550	5,483
Broadcom, 3.625%, 1/15/24	7,080	7,231
Dell International, 8.35%, 7/15/46 (2)	2,795	3,693
Fiserv, 4.40%, 7/1/49	3,190	3,682
Keysight Technologies, 4.60%, 4/6/27	3,965	4,405
Micron Technology, 4.185%, 2/15/27	4,155	4,280
Micron Technology, 4.64%, 2/6/24	6,245	6,643
Micron Technology, 4.975%, 2/6/26	1,030	1,114
Micron Technology, 5.327%, 2/6/29	1,150	1,267
NXP, 4.875%, 3/1/24 (2)	1,380	1,497
NXP, 5.55%, 12/1/28 (2)	1,625	1,885
QUALCOMM, 3.25%, 5/20/27	679	713
Tencent Holdings, 3.80%, 2/11/25	3,885	4,136
Tencent Holdings, 3.975%, 4/11/29 (2)	3,485	3,788
		61,169
Transportation 5.8%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	6,200	6,378
American Airlines PTT, Series 2016-3, Class A, 3.25%, 10/15/28	4,485	4,601
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	1,566	1,659
American Airlines PTT, Series 2017-2, Class A, 3.60%, 10/15/29	7,269	7,459
Heathrow Funding, 4.875%, 7/15/21 (2)	4,830	5,025
SF Holding Investment, 4.125%, 7/26/23	9,105	9,613
United Airlines Holdings, 4.25%, 10/1/22	4,400	4,534
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	4,620	4,786
		44,055
Total Industrial		403,432

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 1.6%
Electric 1.6%
AES, 5.125%, 9/1/27	1,205	1,285
NRG Energy, 3.75%, 6/15/24 (2)	1,710	1,769
NRG Energy, 7.25%, 5/15/26	3,115	3,419
Vistra Operations, 3.55%, 7/15/24 (2)	3,400	3,443
Vistra Operations, 4.30%, 7/15/29 (2)	2,370	2,414
Total Utility		12,330
Total Corporate Bonds (Cost $620,428)		656,522

ASSET-BACKED SECURITIES 4.4%
Car Loan 0.2%
Santander Drive Auto Receivables Trust
Series 2019-3, Class C
2.49%, 10/15/25	1,470	1,477
		1,477
Other Asset-Backed Securities 4.2%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	2,815	2,892
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (2)	585	610
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (2)	3,970	4,179
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (2)	2,661	2,871
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (2)	6,923	7,067
Jack In the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (2)	3,725	3,855

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (2)	6,139	6,303
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (2)	3,900	4,024
		31,801
Total Asset-Backed Securities (Cost $32,190)		33,278

BANK LOANS 2.5% (5)
Communications 0.9%
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.33%, 4/30/25	6,982	6,997
		6,997

Electric 0.8%
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.147%,
12/31/25	6,542	6,547
		6,547

Technology 0.7%
Western Digital, FRN, 1M USD LIBOR + 1.50%, 3.612%,
2/27/23	5,429	5,411
		5,411

Transportation 0.1%
United Airlines, FRN, 3M USD LIBOR + 1.75%, 3.862%, 4/1/24	409	408
		408

Total Bank Loans (Cost $19,346)		19,363

T. ROWE PRICE CORPORATE INCOME FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	U. S. GOVERNMENT AGENCY OBLIGATIONS
	(EXCLUDING MORTGAGE-BACKED) 0.5%
	U. S. Treasury Obligations 0.5%
	U. S. Treasury Bonds, 4.75%, 2/15/37 (6)	2,350	3,437
	Total U. S. Treasury Obligations		3,437
	Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
	$2,950)		3,437

	FOREIGN GOVERNMENT OBLIGATIONS &
	MUNICIPALITIES 3.8%
	Owned No Guarantee 3.8%
	CRCC Yuxiang, 3.50%, 5/16/23	5,070	5,259
	CSCEC Finance Cayman II, 2.90%, 7/5/22	7,260	7,324
	Saudi Arabian Oil, 4.375%, 4/16/49 (2)	3,520	4,035
	Syngenta Finance, 4.441%, 4/24/23 (2)	6,755	7,063
	Syngenta Finance, 5.676%, 4/24/48 (2)	4,550	4,830
			28,511
	Total Foreign Government Obligations & Municipalities (Cost $26,966)		28,511

	CONVERTIBLE PREFERRED STOCKS 0.1%
	Electric 0.1%
	Southern, Series A, 6.75%, 8/1/22	20	1,054
			1,054
	Total Convertible Preferred Stocks (Cost $1,022)		1,054

SHORT	-TERM INVESTMENTS 1.5%
	Money Market Funds 1.5%
	T. Rowe Price Government Reserve Fund, 2.15% (7)(8)	11,170	11,170
	Total Short-Term Investments (Cost $11,170)		11,170

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 2.22% (7)(8)	326	3,259
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,259
Total Securities Lending Collateral (Cost $3,259)		3,259

Total Investments in Securities 99.6%
(Cost $717,331)		$756,594
Other Assets Less Liabilities 0.4%		3,377
Net Assets 100.0%		$759,971

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $183,155 and represents 24.1% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	All or a portion of this security is on loan at August 31, 2019.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Seven-day yield
(8)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except Market Price)
SWAPS 0.2%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Goldman Sachs, Protection Sold (Relevant
Credit: HSBC Holdings, 2.50%, 3/15/27, 117.01
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	2,354	52	36	16

JPMorgan Chase, Protection Sold (Relevant
Credit: American Airlines Group, 5.50%,
10/1/19 , $100.20*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/20	3,995	192	121	71

JPMorgan Chase, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$145.87 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	3,500	1	26	(25)

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$103.01 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	3,700	(28)	(13)	(15)

Total Bilateral Credit Default Swaps, Protection Sold			170	47

Total Bilateral Swaps			170	47

T. ROWE PRICE CORPORATE INCOME FUND

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Interest Rate Swaps 0.2%
2 Year Interest Rate Swap, Received Fixed
2.613% Semi-Annually, Pay Variable 2.287% (3M
USD LIBOR) Quarterly, 2/4/21	43,000	581	1	580
2 Year Interest Rate Swap, Received Fixed
2.654% Semi-Annually, Pay Variable 2.289% (3M
USD LIBOR) Quarterly, 1/8/21	38,560	520	—	520
Total Centrally Cleared Interest Rate Swaps				1,100

Total Centrally Cleared Swaps				1,100
Net payments (receipts) of variation margin to date				(1,086)

Variation margin receivable (payable) on centrally cleared
swaps				$14

* Market price at August 31, 2019.
** Includes Interest purchased or sold but not yet collected of $11.

T. ROWE PRICE CORPORATE INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 523 U. S. Treasury Long Bond contracts	12/19	86,426	$458
Short, 1,342 U.S. Treasury Notes five year contracts	12/19	(161,009)	(33)
Short, 19 U. S. Treasury Notes ten year contracts	12/19	(2,503)	(2)
Long, 188 U. S. Treasury Notes two year contracts	12/19	40,630	19
Long, 377 Ultra U.S. Treasury Bonds contracts	12/19	74,434	606
Short, 84 Ultra U. S. Treasury Notes ten year contracts	12/19	(12,133)	17
Net payments (receipts) of variation margin to date			(1,107)

Variation margin receivable (payable) on open futures contracts			$(42)

T. ROWE PRICE CORPORATE INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$75
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$75+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$18,538		¤	¤ $	11,170
T. Rowe Price Short-Term
Fund	3,397		¤	¤	3,259
					$14,429^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $75 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $14,429.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE CORPORATE INCOME FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CORPORATE INCOME FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$741,111	$—	$741,111
Convertible Preferred Stocks	—	1,054	—	1,054
Short-Term Investments	11,170	—	—	11,170
Securities Lending Collateral	3,259	—	—	3,259
Total Securities	14,429	742,165	—	756,594
Swaps	—	259	—	259
Total	$14,429	$742,424	$—	$756,853

Liabilities
Swaps	$—	$28	$—	$28
Futures Contracts	42	—	—	42
Total	$42	$28	$—	$70

1 Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, U.S. Government Agency Obligations (Excluding Mortgage-
Backed), Foreign Government Obligations & Municipalities.